Interest-bearing loans and borrowings - Carrying values and fair values by category (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Category of carrying values and fair values
Total carrying value	$ 28,622		$ 29,232	$ 30,781
Fair value	27,987		27,898	33,252
Borrowings	28,622		29,232	30,781
Due within one year
Category of carrying values and fair values
Borrowings	5,400
Instruments at fair value through profit or loss
Category of carrying values and fair values
Total carrying value			294	320
Instruments at fair value through profit or loss | Bonds
Category of carrying values and fair values
Accumulated gain (loss) on financial liabilities designated at fair value through profit or loss	25
Loss on financial liabilities designated as fair value through profit or loss	(6)
Amortised cost
Category of carrying values and fair values
Total carrying value	25,092		27,136	28,551
Cash flow hedges
Category of carrying values and fair values
Total carrying value	3,530		1,802	1,910
Overdrafts
Category of carrying values and fair values
Total carrying value	203		183	291
Fair value	203		183	291
Overdrafts | Amortised cost
Category of carrying values and fair values
Total carrying value	203		183	291
Lease liabilities | Due within one year
Category of carrying values and fair values
Total carrying value	271		228	233
Fair value	271		228	233
Lease liabilities | Due after more than one year
Category of carrying values and fair values
Total carrying value	857		725	754
Fair value	857		725	754
Lease liabilities | Amortised cost | Due within one year
Category of carrying values and fair values
Total carrying value	271		228	233
Lease liabilities | Amortised cost | Due after more than one year
Category of carrying values and fair values
Total carrying value	857		725	754
Loans | Due within one year
Category of carrying values and fair values
Total carrying value	4,926		5,131	1,369
Fair value	4,887		5,105	1,378
Loans | Due after more than one year
Category of carrying values and fair values
Total carrying value	22,365		22,965	28,134
Fair value	21,769		21,657	30,596
Loans | Instruments at fair value through profit or loss | Due within one year
Category of carrying values and fair values
Total carrying value			294
Loans | Instruments at fair value through profit or loss | Due after more than one year
Category of carrying values and fair values
Total carrying value				320
Loans | Amortised cost | Due within one year
Category of carrying values and fair values
Total carrying value	3,931		4,837	1,369
Loans | Amortised cost | Due after more than one year
Category of carrying values and fair values
Total carrying value	19,830		21,163	25,904
Loans | Cash flow hedges | Due within one year
Category of carrying values and fair values
Total carrying value	995
Loans | Cash flow hedges | Due after more than one year
Category of carrying values and fair values
Total carrying value	$ 2,535		$ 1,802	$ 1,910
7% Guaranteed debentures
Category of carrying values and fair values
Interest rate on borrowings	7.00%	7.00%
7% Guaranteed debentures | Instruments at fair value through profit or loss
Category of carrying values and fair values
Interest rate on borrowings	7.00%	7.00%
Euro 500 million callable bond, 0.25% | Cash flow hedges
Category of carrying values and fair values
Interest rate on borrowings				0.25%	0.25%
Notional amount | €					€ 500
Euro 900 million callable bond, 0.75% | Cash flow hedges
Category of carrying values and fair values
Interest rate on borrowings	0.75%	0.75%
Notional amount | €		€ 900
Euro 800 million callable bond, 1.25% | Cash flow hedges
Category of carrying values and fair values
Interest rate on borrowings	1.25%	1.25%
Notional amount | €		€ 800
Euro 750 million callable bond, 3.625% | Cash flow hedges
Category of carrying values and fair values
Interest rate on borrowings	3.625%	3.625%
Notional amount | €		€ 750
Euro 750 million callable bond, 3.75% | Cash flow hedges
Category of carrying values and fair values
Interest rate on borrowings	3.75%	3.75%
Notional amount | €		€ 750